Results by segmen (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net revenue	R$ 105,625,201	R$ 58,543,494	R$ 52,323,525
Cost of products sold	(73,568,231)	(47,331,414)	(45,879,118)
Gross profit	32,056,970	11,212,080	6,444,407
Selling, general and distribuition expenses	(4,883,264)	(4,076,702)	(4,262,434)
Other operating income (expenses), net	(1,134,803)	(7,187,872)	(2,038,508)
Operating profit (loss)	26,043,544	(71,892)	153,683
Results from equity-accounted investee	(4,644)	19,398	(10,218)
Share of profit (loss) of associates and joint ventures accounted for using equity method	4,644	(19,398)	10,218
Reporting segments member
Disclosure of operating segments [line items]
Net revenue	108,404,852	59,433,852	52,238,264
Cost of products sold	(76,066,409)	(47,910,490)	(45,967,468)
Gross profit	32,338,443	11,523,362	6,270,796
Selling, general and distribuition expenses	(2,980,891)	(2,629,772)	(2,729,808)
Other operating income (expenses), net	(2,251,483)	(7,529,558)	(3,851,078)
Operating profit (loss)	27,106,069	1,364,032	(310,090)
Reporting segments member | Brazil member
Disclosure of operating segments [line items]
Net revenue	69,494,923	40,794,387	39,142,561
Cost of products sold	(49,309,552)	(32,498,003)	(35,245,941)
Gross profit	20,185,371	8,296,384	3,896,620
Selling, general and distribuition expenses	(1,608,185)	(1,471,722)	(1,852,908)
Other operating income (expenses), net	(2,210,601)	(7,082,604)	(4,151,901)
Operating profit (loss)	16,366,585	(257,942)	(2,108,189)
Reporting segments member | U s a and europe member
Disclosure of operating segments [line items]
Net revenue	32,403,632	14,638,660	10,044,263
Cost of products sold	(23,343,205)	(12,337,486)	(8,217,515)
Gross profit	9,060,427	2,301,174	1,826,748
Selling, general and distribuition expenses	(900,885)	(721,191)	(525,701)
Other operating income (expenses), net	(25,580)	(82,695)	(23,859)
Operating profit (loss)	8,133,962	1,497,288	1,277,188
Reporting segments member | Mexico member
Disclosure of operating segments [line items]
Net revenue	6,506,297	4,000,805	3,051,440
Cost of products sold	(3,413,652)	(3,075,001)	(2,504,012)
Gross profit	3,092,645	925,804	547,428
Selling, general and distribuition expenses	(471,821)	(436,859)	(351,199)
Other operating income (expenses), net	(15,302)	(364,259)	324,682
Operating profit (loss)	2,605,522	124,686	520,911
Other segments member
Disclosure of operating segments [line items]
Net revenue	363,684	302,374	296,285
Cost of products sold	(233,084)	(188,350)	(188,335)
Gross profit	130,600	114,024	107,950
Selling, general and distribuition expenses	76,830	63,874	40,306
Other operating income (expenses), net	(28,674)	(320)	4,175
Operating profit (loss)	183,397	158,180	162,649
Results from equity-accounted investee	4,641	(19,398)	10,218
Share of profit (loss) of associates and joint ventures accounted for using equity method	(4,641)	19,398	(10,218)
Corporate unit member
Disclosure of operating segments [line items]
Selling, general and distribuition expenses	(1,963,137)	(1,493,479)	(1,533,590)
Other operating income (expenses), net	1,161,517	359,071	1,773,267
Operating profit (loss)	(801,620)	(1,134,408)	239,677
Braskem consolidated before eliminations and reclassifications member
Disclosure of operating segments [line items]
Net revenue	108,768,536	59,736,226	52,534,549
Cost of products sold	(76,299,493)	(48,098,840)	(46,155,803)
Gross profit	32,469,043	11,637,386	6,378,746
Selling, general and distribuition expenses	(4,867,198)	(4,059,377)	(4,223,092)
Other operating income (expenses), net	(1,118,640)	(7,170,807)	(2,073,636)
Operating profit (loss)	26,487,846	387,804	92,236
Results from equity-accounted investee	4,641	(19,398)	10,218
Share of profit (loss) of associates and joint ventures accounted for using equity method	(4,641)	19,398	(10,218)
Eliminations and reclassifications member
Disclosure of operating segments [line items]
Net revenue	(3,143,335)	(1,192,732)	(211,024)
Cost of products sold	2,731,262	767,426	276,685
Gross profit	(412,073)	(425,306)	65,661
Selling, general and distribuition expenses	(16,066)	(17,325)	(39,342)
Other operating income (expenses), net	(16,163)	(17,065)	35,128
Operating profit (loss)	R$ (444,302)	R$ (459,696)	R$ 61,447